UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 21, 2023 USD ($) $ / shares shares	May 24, 2022 USD ($)	May 11, 2022 $ / shares	Jun. 30, 2023 $ / shares shares	Mar. 20, 2023 USD ($) $ / shares	Mar. 06, 2023 USD ($) $ / shares shares	Mar. 05, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	May 25, 2022 USD ($) $ / shares shares	May 23, 2022 USD ($)
UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0016		$ 0.0005	$ 0.0096	$ 0.0096	$ 0.0016	$ 0.0016	$ 0.0096	$ 0.0016
Ordinary shares, shares authorized	6,250,000			6,250,000		37,500,000	31,250,000	6,250,000	31,250,000
Ordinary shares, shares issued				1,534,487				1,534,487
Ordinary shares, shares outstanding				1,534,487				1,534,487
Share consolidation ratio	6	3.2	3.2
Authorized capital | $	$ 60,000	$ 60,000			$ 50,000	$ 60,000	$ 50,000		$ 50,000	$ 50,000